Risks and Uncertainties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 14, 2026
Risks and Uncertainties [Line Items]
Administrative restriction				$ 2,800,000
Board [Member]
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	$ 102,000
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	$ 305,823		$ 5,470
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	47.70%	40.70%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	24.80%	12.90%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	11.10%		14.60%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	14.30%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	10.50%		13.80%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage			10.20%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	20.10%		26.50%